Assets Held for Sale and Discontinued Operations - Assets Held For Sale (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	$ 222	$ 1,399
Transfer from property, plant, and equipment	1,919
Additions	178,103	14,089
Impairment	(25,068)	(11,643)
Foreign exchange	61	57
Liabilities held for sale	(110,089)	(1,281)
Proceeds from disposal	(15,946)	(2,399)
Non-controlling interest	(27,216)
Ending balance	1,986	222
Disposal groups classified as held for sale
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	0	0
Additions	178,103
Impairment	(25,068)
Liabilities held for sale	(110,089)
Proceeds from disposal	(15,730)
Non-controlling interest	(27,216)
Ending balance	0	0
Non-current assets held for sale | Equipment
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	0	1,200
Transfer from property, plant, and equipment	371
Proceeds from disposal		(1,200)
Ending balance	371	0
Non-current assets held for sale | Land
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	0	0
Transfer from property, plant, and equipment	1,548
Foreign exchange	67
Ending balance	1,615	0
Non-current assets held for sale | ICC Labs Inc. assets
Disclosure Of Non-current Assets Held For Sale [Line Items]
Beginning balance	222	199
Additions		14,089
Impairment		(11,643)
Foreign exchange	(6)	57
Liabilities held for sale		(1,281)
Proceeds from disposal	(216)	(1,199)
Ending balance	$ 0	$ 222